Segment Information	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segment Information

NOTE 17: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2019 and as of
March 31, 2019:
Sales to unaffiliated customers *	$40,050	$83,970	$537,111	$8,762	$669,893
Long-lived assets **	$123,698	$59,108	$39,479	$—	$222,285
Year ended March 31, 2018 and as of
March 31, 2018:
Sales to unaffiliated customers *	$38,223	$67,226	$549,174	$7,290	$661,913
Long-lived assets **	$114,145	$56,629	$37,246	$—	$208,020
Year ended March 31, 2017 and as of
March 31, 2017:
Sales to unaffiliated customers *	$29,200	$57,621	$785,319	$7,247	$879,387
Long-lived assets **	$101,111	$55,154	$36,940	$—	$193,205

*	Based on customer’s location.
**	Includes property, plant and equipment, net; goodwill and intangible assets, net.
b.

For the year ended March 31, 2019, the Company had net sales to three different U.S. customers of 12.1%, 11.0%, and 9.2% of consolidated net sales.  For the year ended March 31, 2018, the Company had net sales to three different customers of 15.3%, 11.5%, and 11.4% of consolidated net sales.  For the year ended March 31, 2017, the Company had net sales to three different customers of 19.3%, 14.2% and 10.3% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2019, 2018 and 2017, were as follows:

	Year ended March 31,
Category	2019	2018	2017
Dermatological and topical	61%	65%	64%
Neuropsychiatric	18%	17%	18%
Cardiovascular	7%	6%	6%
Anti-inflammatory	3%	4%	8%
Other	11%	8%	4%
Total	100%	100%	100%